Product Warranty	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Product Warranties Disclosures [Abstract]
PRODUCT WARRANTY

NOTE 6. PRODUCT WARRANTY

Movement of product warranty was as follows:

	Three Months Ended March 31,
	2021	2022
Balance at beginning of the period	$19,356	$58,458
Provided during the period	909	2,685
Utilized during the period	(1,160)	(9,712)
Balance at end of the period	$19,105	$51,431
	December 31, 2021	March 31, 2022
Product warranty – current	$20,922	$17,420
Product warranty – non-current	37,536	34,011
Total	$58,458	$51,431

11. PRODUCT WARRANTY

Movement of product warranty was as follows:

	Year Ended December 31,
	2019	2020	2021
Balance at beginning of the period	$16,565	$18,416	$19,356
Provided for new sales during the period	3,501	3,477	6,447
Provided for pre-existing legacy product	—	—	46,485
Utilized during the year	(1,650)	(2,537)	(13,830)
Balance at end of the year	$18,416	$19,356	$58,458
Product warranty – current	$3,723	$4,296	$20,922
Product warranty – non-current	14,693	15,060	37,536

Warranty provisions are based upon historical experience. Changes in provisions related to pre-existing legacy products were made based on actual claims and intensive testing and analysis on the legacy products. In 2021, as a result of the increases in the repairing cost and frequency of claims with respect to a legacy product sold in 2017 and 2018, the Company conducted intensive experiments and a root cause analysis, which was completed in October 2021. The Company concluded that a component purchased from a supplier was not meeting the Company’s performance standards. As a result, the Company expects that the impacted legacy products sold will need to be replaced before the expiration of the warranty term. This reassessment resulted in a change in estimate for additional accrual of $46,485 for such legacy product sold. As the component was not incorporated into other products, no additional accrual was made to other existing products sold. The Company is in negotiation with the supplier for compensation and will take legal action if necessary.